Derivative Financial Instruments	12 Months Ended
Feb. 03, 2018
Investments, All Other Investments [Abstract]
Derivative Financial Instruments

19. Derivative Financial Instruments

Interest Rate Caps

Both the Company’s First Lien Term Loan and Second Lien Term Loan are subject to interest rates based on LIBOR. The Company had interest rate hedge arrangements that effectively capped a portion of its interest rate exposure on three-month LIBOR at 1.5% through March 31, 2016 (the “Interest Rate Caps”). The aggregate notional amount of the Interest Rate Caps was $1.7 billion. The Company also had a 2.5% forward cap arrangement covering $1.0 billion notional of the outstanding principal balance of the First and Second Lien Term Loans from April 1, 2016 through September 29, 2017.

Hedge accounting for these arrangements was not elected and therefore all unrealized gains and losses required to value the instruments to fair value were recorded in earnings for the period of the change. Unrealized losses were $2.0 million for 2015, and not material for 2016 and 2017. Unrealized losses were recorded in interest expense in order to value the cap arrangements at fair value.

Interest Rate Swaps

The Company was party to two separate interest rate swap arrangements whereby the Company fixed a portion of its interest rate exposure on one-month LIBOR (the “Interest Rate Swaps”). Each of these Interest Rate Swaps was for a notional amount of $100.0 million and required us to pay the counterparty a fixed interest rate and receive from the counterparty a floating interest rate based on one-month LIBOR.

On September 9, 2015, $0.3 million was paid to terminate one of the swap agreements that had an original termination date of March 10, 2016. The realized loss of $0.3 million was included in interest expense. The remaining swap agreement expired on March 30, 2016.

The Company elected hedge accounting for the Interest Rate Swap agreements, and as such, the effective portion of the gains and losses was recorded as a component of other comprehensive income. There were $1.0 million of unrealized gains recorded in 2015, and immaterial amounts for 2016 and 2017. Unrealized gains were recorded in other comprehensive income on the Interest Rate Swaps.